UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2016 to 06/30/2017


Infinity Q Commodity Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO SHORT-TERM INVESTMENTS TRUST                                                        Agenda Number:  934522118
--------------------------------------------------------------------------------------------------------------------------
        Security:  825252885
    Meeting Type:  Special
    Meeting Date:  06-Jun-2017
          Ticker:  AGPXX
            ISIN:  US8252528851
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DAVID C. ARCH                                             Mgmt          No vote
       JAMES T. BUNCH                                            Mgmt          No vote
       BRUCE L. CROCKETT                                         Mgmt          No vote
       JACK M. FIELDS                                            Mgmt          No vote
       MARTIN L. FLANAGAN                                        Mgmt          No vote
       CYNTHIA HOSTETLER                                         Mgmt          No vote
       DR. ELI JONES                                             Mgmt          No vote
       DR. PREMA MATHAI-DAVIS                                    Mgmt          No vote
       TERESA M. RESSEL                                          Mgmt          No vote
       DR. LARRY SOLL                                            Mgmt          No vote
       ANN BARNETT STERN                                         Mgmt          No vote
       RAYMOND STICKEL, JR.                                      Mgmt          No vote
       PHILIP A. TAYLOR                                          Mgmt          No vote
       ROBERT C. TROCCOLI                                        Mgmt          No vote
       CHRISTOPHER L. WILSON                                     Mgmt          No vote

2.     TO APPROVE AN AMENDMENT TO EACH TRUST'S                   Mgmt          No vote
       AGREEMENT AND DECLARATION OF TRUST THAT
       WOULD PERMIT FUND MERGERS AND OTHER
       SIGNIFICANT TRANSACTIONS UPON THE BOARD'S
       APPROVAL BUT WITHOUT SHAREHOLDER APPROVAL
       OF SUCH TRANSACTIONS.

3.     TO APPROVE CHANGING THE FUNDAMENTAL                       Mgmt          No vote
       INVESTMENT RESTRICTION REGARDING THE
       PURCHASE OR SALE OF PHYSICAL COMMODITIES.

4A.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          No vote
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO POWERSHARES CAPITAL MANAGEMENT
       LLC.

4B.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          No vote
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO ASSET MANAGEMENT (INDIA)
       PRIVATE LIMITED.



Infinity Q Diversified Alpha Fund
--------------------------------------------------------------------------------------------------------------------------
 EDITAS MEDICINE INC                                                                         Agenda Number:  934602598
--------------------------------------------------------------------------------------------------------------------------
        Security:  28106W103
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2017
          Ticker:  EDIT
            ISIN:  US28106W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ALEXIS BORISY                                             Mgmt          No vote
       DOUGLAS G. COLE, M.D.                                     Mgmt          No vote
       A.K. VAISHNAW MD PHD                                      Mgmt          No vote

2.     RATIFICATION OF THE SELECTION OF ERNST &                  Mgmt          No vote
       YOUNG LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------------
 INTELLIA THERAPEUTICS, INC.                                                                 Agenda Number:  934609794
--------------------------------------------------------------------------------------------------------------------------
        Security:  45826J105
    Meeting Type:  Annual
    Meeting Date:  18-May-2017
          Ticker:  NTLA
            ISIN:  US45826J1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF CLASS I DIRECTOR: NESSAN                      Mgmt          No vote
       BERMINGHAM, PH.D.

1B.    ELECTION OF CLASS I DIRECTOR: JEAN-FRANCOIS               Mgmt          No vote
       FORMELA, M.D.

2.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          No vote
       & TOUCHE LLP AS INTELLIA'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2017.

3.     RATIFICATION OF THE AMENDED AND RESTATED                  Mgmt          No vote
       2015 STOCK OPTION AND INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464288281
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  EMB
            ISIN:  US4642882819
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NANTHEALTH INC.                                                                             Agenda Number:  934618907
--------------------------------------------------------------------------------------------------------------------------
        Security:  630104107
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2017
          Ticker:  NH
            ISIN:  US6301041074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PATRICK SOON-SHIONG                                       Mgmt          No vote
       MICHAEL S. SITRICK                                        Mgmt          No vote
       KIRK K. CALHOUN                                           Mgmt          No vote
       MARK BURNETT                                              Mgmt          No vote
       MICHAEL BLASZYK                                           Mgmt          No vote

2.     TO RATIFY THE SELECTION OF ERNST & YOUNG                  Mgmt          No vote
       LLP AS NANTHEALTH'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2017.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 08/10/2017